INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 5          -      INVENTORIES

Inventories consist of the following:

	As of December 31,
	2011	2010
Raw materials	$18,073	$16,560
Work in process	37,451	21,989
Finished goods	13,500	3,963
	$69,024	$42,512

Work in process and finished goods are presented net of aggregate write-downs to net realizable value of $5,778 and $6,527 as of December 31, 2011 and 2010, respectively.